Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to (deductions from) net assets:
Employer contributions	$ 22,642,145
Participant contributions	20,015,238
Rollover contributions	1,111,853
Interest and dividend income	6,491,598
Net realized/unrealized gains	124,470,752
Interest income on notes receivable from participants	1,428,550
Benefits paid	(25,178,261)
Investment and administrative fees	(445,710)
Net increase	150,536,165
Net assets available for benefits at beginning of year	780,088,151
Net assets available for benefits at end of year	$ 930,624,316